Effective May 1, 2011, the sub-section entitled “Portfolio Manager(s)” beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Portfolio Manager(s)

Portfolio Manager	Since	Title
Nevin P. Chitkara	2006	Investment Officer of MFS
Benjamin Stone	2009	Investment Officer of MFS
Richard O. Hawkins	2010	Investment Officer of MFS
Benjamin Nastou	2010	Investment Officer of MFS
Natalie I. Shapiro	2010	Investment Officer of MFS
Steven R. Gorham	2000	Investment Officer of MFS
Erik S. Weisman	2004	Investment Officer of MFS
Barnaby Wiener	2003	Investment Officer of MFS
Linda Zhang	May 2011	Investment Officer of MFS

Effective May 1, 2011, the sub-section entitled “Portfolio Manager(s)” beneath the main heading "Management of the Fund" is restated in its entirety as follows:

Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund’s SAI.

Portfolio Manager	Primary Role	Five Year History
Nevin P. Chitkara	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1997
Benjamin Stone	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2005
Richard O. Hawkins	Debt Securities Portfolio Manager	Employed in the investment area of MFS since 1988
Benjamin Nastou	Tactical Asset Allocation Overlay Portfolio Manager	Employed in the investment area of MFS since 2001
Natalie I. Shapiro	Tactical Asset Allocation Overlay Portfolio Manager	Employed in the investment area of MFS since 1997
Steven R. Gorham	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 1992
Erik S. Weisman	Debt Securities Portfolio Manager	Employed in the investment area of MFS since 2002
Barnaby Wiener	Equity Securities Portfolio Manager	Employed in the investment area of MFS since1998
Linda Zhang	Tactical Asset Allocation Overlay Portfolio Manager	Employed in the investment area of MFS since 2010; Principal at Lexington Capital Holdings from 2008 to 2010; Lead Fund Manager at Blackrock from 2003 to 2008.